FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign exchange rate risk sensitivity (Details) - Foreign exchange risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentinean peso (ARS/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	$ (9)
Impact on profit (loss) for increase in risk variable		$ (8)	$ (6)
Impact on profit (loss) for 10% decrease in risk variable	11
Impact on profit (loss) for decrease in risk variable		10	7
South African rand (ZAR/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	(5)
Impact on profit (loss) for increase in risk variable		(5)	(7)
Impact on profit (loss) for 10% decrease in risk variable	6
Impact on profit (loss) for decrease in risk variable		6	9
Australian dollar (AUD/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	(5)
Impact on profit (loss) for increase in risk variable		(4)	(2)
Impact on profit (loss) for 10% decrease in risk variable	7
Impact on profit (loss) for decrease in risk variable		5	2
Australian dollar (AUD/$) | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	0
Impact on profit (loss) for increase in risk variable		11	9
Impact on profit (loss) for 10% decrease in risk variable	0
Impact on profit (loss) for decrease in risk variable		(14)	(11)
Tanzanian shilling (TZS/$) | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	0
Impact on profit (loss) for increase in risk variable		0	2
Impact on profit (loss) for 10% decrease in risk variable	0
Impact on profit (loss) for decrease in risk variable		0	(2)
Ghanaian cedi (GHS/$) | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit (loss) for 10% increase in risk variable	(5)
Impact on profit (loss) for increase in risk variable		(3)	0
Impact on profit (loss) for 10% decrease in risk variable	$ 6
Impact on profit (loss) for decrease in risk variable		$ 3	$ 0